Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Quarterly Financial Data [Abstract]
Summary of Quarterly Financial Data
	For the three months ended				Year Ended
	June 30, 2019	September 30, 2019	December 31, 2019	March 31, 2020	March 31, 2020
Revenue
Air ticketing	44,613	45,992	47,911	35,845	174,361
Hotels and packages	68,524	46,763	72,989	47,538	235,814
Bus ticketing	18,321	14,257	17,737	14,694	65,009
Other revenue	10,279	10,945	8,252	6,869	36,345
Total revenue	141,737	117,957	146,889	104,946	511,529
Other income	35	152	781	95	1,063
Service cost
Procurement cost of hotel and packages services	46,123	27,934	43,273	24,074	141,404
Other cost of providing services	3,429	2,818	3,353	3,316	12,916
Personnel expenses	31,157	32,564	31,659	34,456	129,836
Marketing and sales promotion expenses	54,526	40,054	44,994	27,029	166,603
Other operating expenses	41,263	38,072	40,273	65,793	185,401
Depreciation, amortization and impairment	8,172	8,547	8,492	8,471	33,682
Impairment of goodwill	—	—	—	272,160	272,160
Result from operating activities	(42,898)	(31,880)	(24,374)	(330,258)	(429,410)
Loss before tax	(42,624)	(36,597)	(29,599)	(338,726)	(447,546)
Loss for the period	(42,592)	(36,803)	(29,511)	(338,611)	(447,517)

	For the three months ended				Year Ended
	June 30, 2018	September 30, 2018	December 31, 2018	March 31, 2019	March 31, 2019
Revenue
Air ticketing	40,448	41,067	43,506	41,693	166,714
Hotels and packages	76,278	44,860	58,204	58,182	237,524
Bus ticketing	15,081	11,846	14,679	12,139	53,745
Other revenue	5,603	5,836	8,426	8,163	28,028
Total revenue	137,410	103,609	124,815	120,177	486,011
Other income	3	78	78	61	220
Service cost
Procurement cost of hotel and packages services	57,261	29,491	37,156	36,916	160,824
Other cost of providing services	3,103	2,962	4,758	1,765	12,588
Personnel expenses	26,961	28,745	29,645	28,216	113,567
Marketing and sales promotion expenses	55,929	44,755	49,696	41,700	192,080
Other operating expenses	32,984	30,961	33,631	35,719	133,295
Depreciation, amortization and impairment	6,718	6,610	6,586	6,903	26,817
Result from operating activities	(45,543)	(39,837)	(36,579)	(30,981)	(152,940)
Loss before tax	(51,196)	(46,995)	(29,493)	(40,939)	(168,623)
Loss for the period	(51,231)	(46,965)	(29,294)	(40,393)	(167,883)